Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments
Schedule of financial liabilities based on contractual undiscounted payments
	2018
$000	Less than 3 months	3 to 12 months	Total
Trade and other payables	2,631	1,010	3,641
Convertible loan notes (debt)	3	307	310
Related party payables	140	-	-
Total	2,774	1,317	4,091